Amounts receivable and prepaid expenses (Details) - Schedule of receivable and prepaid expenses - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of receivable and prepaid expenses [Abstract]
HST	$ 2,212	$ 1,196
Prepaid expenses and other receivables	1,062	423
Total	$ 3,274	$ 1,619